Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Atrributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ (23,737)	$ (2,273)	$ (5,995)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(15,807)	(21,464)	3,722
Changes to non-controlling interest from equity contributions and other	(9,339)
Ending Balance	(48,883)	(23,737)	(2,273)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(19,408)	903	1,409
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(15,259)	(20,311)	(506)
Changes to non-controlling interest from equity contributions and other	(9,339)
Ending Balance	(44,006)	(19,408)	903
Accumulated Defined Benefit Plans Adjustment Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(4,329)	(3,176)	(10,697)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(548)	(1,153)	7,521
Ending Balance	(4,877)	(4,329)	(3,176)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	0	0	3,293
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	0	(3,293)
Ending Balance	$ 0	$ 0	$ 0